Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [Line Items]
Restricted cash	$ 2,522,898
Stockholder's equity (deficit)	$ 17,866,355	$ 29,508,884	$ (30,036,695)			$ (28,046,016)
Intangible assets, estimated useful life	3 years
Amortization expenses	$ 0	26,981	29,597
Loss on modification of operating lease	(11,890)
Contract assets	0	0
Advertising expense	795,670	1,023,352	797,823
Government grants recognized	120,721	38,167	428,066
Employee social benefits	$ 2,000,000	2,180,000	$ 1,600,000
Required percentage of statutory surplus fund	10.00%
Appropriation not required percentage of statutory surplus fund	50.00%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment. The Group has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net loss as reported in the consolidated statements of comprehensive loss.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of operating segments | Segment	1
Aggregate redemption amount for all redeemable preference shares				$ 39,000,000
Net proceeds from IPO and partial exercise of over-allotment option, after commissions and offering expenses	$ 19,100,000
Cash and cash equivalents	11,385,381	$ 26,773,902
Working capital	$ 13,600,000
Minimum
Accounting Policies [Line Items]
Standard warranty period	1 year
Contractual service period	1 year
Revenue from optional maintenance service period	1 day
Maximum
Accounting Policies [Line Items]
Standard warranty period	3 years
Contractual service period	2 years
Revenue from optional maintenance service period	2 days
Sales | German Subsidiary
Accounting Policies [Line Items]
Percentage of VAT	19.00%
Sales | PRC Subsidiaries
Accounting Policies [Line Items]
Percentage of VAT	13.00%
Services | PRC Subsidiaries
Accounting Policies [Line Items]
Percentage of VAT	6.00%
Cumulative Effect, Period of Adoption, Adjustment
Accounting Policies [Line Items]
Stockholder's equity (deficit)					$ (29,923)	$ (29,923)